Cash and Cash Equivalents:	9 Months Ended
Sep. 30, 2018
Cash and Cash Equivalents: [Abstract]
Cash and Cash Equivalents:

Note 4.      Cash and Cash Equivalents:

	September 30,	December 31,
	2018	2017
Bank deposits	$48,612,925	$39,649,888
Cash held in trust	37,057,850	88,500,000
Money market funds	26,403,050	9,522,830
Total	$112,073,825	$137,672,718

Payments made by Venezuela associated with the Settlement Agreement (excluding the recent transfer of Venezuelan bonds) have generally been deposited into a trust account for the benefit of the Company at Banco de Desarrollo Económico y Social de Venezuela ("Bandes Bank") (the "Trust Account"), a Venezuelan state-owned development bank. Under the trust agreement, the Company can transfer the funds to its bank account outside of Venezuela. Cash held in the Trust Account as of September 30, 2018 is classified as cash and cash equivalents. Cash deposited to the Trust Account and marketable debt securities transferred, subsequent to the balance sheet date but prior to the date of issuance of the consolidated financial statements are recognized as receivables as they represent amounts due from the sale of the Mining Data or the Arbitration Award as of the balance sheet date, for which collectability is certain.

In August 2017, the U.S. government imposed financial sanctions (as defined herein "Sanctions") targeting Venezuela by issuing an Executive Order ("EO") that prohibits U.S. persons from dealing in financing of greater than 30 days for Venezuela, including any entity owned or controlled by Venezuela (with respect to the state oil company and its subsidiaries, these restrictions prohibit financings of greater than 90 days).  In addition, U.S. persons are prohibited from dealing in, among other things, bonds (unless otherwise exempt from U.S. Sanctions pursuant to General License No. 3 issued by the Department of the Treasury's Office of Foreign Asset Control ("OFAC")) or equity issued by Venezuela after the U.S. financial Sanctions were imposed on August 25, 2017.

These U.S. financial Sanctions have built on Sanctions imposed by the U.S. government starting in March 2015 that designated Venezuelan officials as “Specially Designated Nationals” (“SDNs”), which prohibits them from traveling to the U.S., freezes any assets they may have in the U.S. and generally prohibits U.S. persons from doing business with them and any entity they own 50% or more.  Since August 2017, the U.S. government has designated several additional individuals as SDNs and has prohibited U.S. persons from dealing in cryptocurrencies issued by Venezuela.  On September 22, 2017 and again on May 30, 2018, Canada imposed its own Sanctions requiring asset freezes and imposing prohibitions on dealings with named Venezuelan officials.

On May 21, 2018, the U.S. government issued an EO that prohibits U.S. persons from engaging in transactions relating to: (i) the purchase of any debt owed to Venezuela, including accounts receivable, (ii) any debt owed to Venezuela that is pledged as collateral after May 21, 2018, including accounts receivable, and (iii) the sale, transfer, assignment, or pledging as collateral by Venezuela of any equity interest in any entity in which Venezuela has a 50 percent or greater ownership interest.

Finally, on November 1, 2018, the U.S. government issued an EO authorizing Sanctions against any person determined to: (i) “operate in the gold sector of the Venezuelan economy” or any other sector deemed sanctionable by the U.S. government, (ii) be responsible for transactions involving deceptive practices or corruption involving Venezuela or (iii) have supported deceptive or corrupt transactions or to be owned or controlled by a person meeting the foregoing criteria.  OFAC issued guidance that it “expects to use its discretion to target in particular those who operate corruptly in the gold or other identified sectors of the Venezuela economy, and not those who are operating legitimately in such sectors.”

The US and Canadian Sanctions listed above do not currently prohibit our ability to receive monthly transfers of funds from Venezuela.  However, in addition to affecting the political, economic and financial condition of Venezuela, Sanctions have complicated the monthly transfer of funds from Venezuela to our North American bank account. Further, although the issuance of the November 1, 2018 EO does not directly affect our operations in or involving Venezuela, it could complicate our activities involving non-SDN Venezuelan officials or other persons related to the Venezuelan gold sector if they were to be targeted under the Sanctions in the future.